Share-based Payment Arrangements - Additional Information (Detail)					1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 07, 2022 shares	Jan. 01, 2022 shares	Dec. 15, 2020 shares	Dec. 10, 2020 shares	Sep. 30, 2017 shares	Jul. 31, 2010 shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation costs recognized | $							$ 1,336,637	$ 1,564,673
Other Payable
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Recognized compensation liabilities, Current | $							320,618		$ 701,582
Employee Share Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of ordinary shares issued				20,676,974
Employee Share Option Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of ordinary shares issued				4,135,395
Long Term Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Reporting date fair value of award | $							0.5	3.3
Recognized net compensation income expenses | $							$ 380,964	$ 765,201
Two Thousand And Twenty Employee Share Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted			3,824,062
2014 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Increase decrease in exercise price							50.00%
Option granted						6,850,356
Number of share options expired in share-based payment arrangement							2,199,500
2014 Plan | Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted						13,700,712
Number of share options expired in share-based payment arrangement							4,399,000
Total options exercisable							9,289,212
2014 Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total options exercisable							1,857,843
2017 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted					825,833
2017 Plan | Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total options exercisable							501,167
2017 Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total options exercisable							100,234
2020 Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of ordinary shares issued		8,875,745					62,030,922
Share option granted expiration period							10 years
Issuance of new share capital, shares							13,948,935
Option granted	5,055,839								282,000
Percentage of increase in outstanding shares							4.00%
2020 Equity Incentive Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of ordinary shares issued		1,775,149					12,406,184
Issuance of new share capital, shares							2,789,787